Transactions with Related Parties, Equity Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 2,617,519	$ 0
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 2,617,519	$ 0